LONG-TERM OPERATING COMMITMENTS - Sale of Energy (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Sale of energy
Total	R$ 12,522,143
2023
Sale of energy
Total	9,432,405
2024
Sale of energy
Total	9,560,333
2025
Sale of energy
Total	9,660,076
2026
Sale of energy
Total	9,723,586
After 2026
Sale of energy
Total	61,852,337
Eletronorte | 2022
Sale of energy
Total	5,313,670
Eletronorte | 2023
Sale of energy
Total	1,874,804
Eletronorte | 2024
Sale of energy
Total	1,916,907
Eletronorte | 2025
Sale of energy
Total	2,004,997
Eletronorte | 2026
Sale of energy
Total	2,058,597
Eletronorte | After 2026
Sale of energy
Total	7,096,839
Eletronuclear | 2022
Sale of energy
Total	3,424,500
Eletronuclear | 2023
Sale of energy
Total	3,424,500
Eletronuclear | 2024
Sale of energy
Total	3,424,500
Eletronuclear | 2025
Sale of energy
Total	3,424,500
Eletronuclear | 2026
Sale of energy
Total	3,424,500
Eletronuclear | After 2026
Sale of energy
Total	6,849,000
Furnas | 2022
Sale of energy
Total	2,388,835
Furnas | 2023
Sale of energy
Total	2,382,902
Furnas | 2024
Sale of energy
Total	2,373,537
Furnas | 2025
Sale of energy
Total	2,371,210
Furnas | 2026
Sale of energy
Total	2,370,700
Furnas | After 2026
Sale of energy
Total	33,198,291
CGT Eletrosul | 2022
Sale of energy
Total	1,038,928
CGT Eletrosul | 2023
Sale of energy
Total	1,039,019
CGT Eletrosul | 2024
Sale of energy
Total	1,044,019
CGT Eletrosul | 2025
Sale of energy
Total	1,043,999
CGT Eletrosul | 2026
Sale of energy
Total	1,043,999
CGT Eletrosul | After 2026
Sale of energy
Total	6,234,147
Chesf | 2022
Sale of energy
Total	356,210
Chesf | 2023
Sale of energy
Total	711,180
Chesf | 2024
Sale of energy
Total	801,370
Chesf | 2025
Sale of energy
Total	815,370
Chesf | 2026
Sale of energy
Total	825,790
Chesf | After 2026
Sale of energy
Total	R$ 8,474,060